HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares				Fair Value
	OPEN-END FUNDS — 72.0%
	FIXED INCOME – 72.0%
4,233,983	BlackRock High Yield Bond Portfolio, Class K			$ 30,484,679
3,265,086	Fidelity Advisor Floating Rate High Income Fund			30,463,254
1,032,621	Nuveen Floating Rate Income Fund/Open End, Class I			18,855,665
2,393,186	Payden High Income Fund, Investor Class			15,220,662
1,668,047	PGIM Floating Rate Income Fund			15,262,633
				110,286,893

	TOTAL OPEN-END FUNDS (Cost $109,884,095)			110,286,893

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 4.5%
	U.S. TREASURY BILLS — 4.5%
3,112,000	United States Treasury Bill(a)	4.3400	01/09/25	3,097,262
3,943,000	United States Treasury Bill(a)	4.3900	01/30/25	3,914,267
				7,011,529

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,010,262)			7,011,529

Shares
	SHORT-TERM INVESTMENTS — 8.6%
	MONEY MARKET FUNDS - 8.6%
10,205,875	Fidelity Money Market Government Portfolio, Institutional Class, 4.51%(b)			10,205,875
2,944,634	First American Government Obligations Fund Class X, 4.56%(b),(c)			2,944,634
	TOTAL MONEY MARKET FUNDS (Cost $13,150,509)			13,150,509

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,150,509)			13,150,509

	TOTAL INVESTMENTS - 85.1% (Cost $130,044,866)			$ 130,448,931
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.9%			22,760,975
	NET ASSETS - 100.0%			$ 153,209,906

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Value	Unrealized Appreciation
64	CME E-Mini Russell 2000 Index Futures	12/23/2024	$7,606,745	$7,822,720	$ 215,975
78	CME E-Mini Standard & Poor's 500 Index Futures	12/23/2024	22,645,105	23,600,850	955,745
23	CME E-Mini Standard & Poor's Midcap 400 Index Futures	12/23/2024	7,589,890	7,768,940	179,050
	TOTAL FUTURES CONTRACTS				$ 1,350,770

(a)	Zero coupon bond; rate disclosed is the effective yield as of November 30, 2024.
(b)	Rate disclosed is the seven-day effective yield as of November 30, 2024.
(c)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at November 30, 2024	Interest Rate Payable(1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
1,544,715	American Funds American High-Income Trust®, Class F-3	$ 15,215,447	USD-SOFR plus 165 bp	11/22/2027	BRC	$ 16,331
1,763,463	Credit Suisse Strategic Income Fund, Class I Shares	16,876,346	USD-SOFR plus 165 bp	5/3/2027	BRC	(80,856)
8 83,413	First Eagle High Yield Municipal Fund, Class I	7,765,204	USD-SOFR plus 165 bp	9/24/2025	NGFP	97,306
87,700	Invesco S&P 500 Equal Weight ETF	16,454,274	USD-FROB plus 55 bp	4/1/2025	NGFP	1,097,478
381,900	iShares iBoxx $ High Yield Corporate Bond ETF	30,704,760	USD-FROB plus 55 bp	4/1/2025	NGFP	119,987
1,013,245	Nuveen High Yield Municipal Bond Fund, Class R6	15,340,530	USD-SOFR plus 165 bp	11/29/2027	BRC	39,693
						$ 1,289,939

BRC - Barclays Capital

FROB - Federal Reserve Overnight Bank Funding Rate NGFP - Nomura Global Financial Products, Inc.

NGFP - Nomura Global Financial Products, Inc.

SOFR - Secured Overnight Financing Rate

(1) Interes t rate is bas ed upon predeterminied notional amounts , which may be a multiple of the number of shares plus a specified spread.